Pension Plans (Fair Value of Pension Plan Assets by Asset Category) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2017		Mar. 31, 2016		Mar. 31, 2015
Domestic Pension Plans Of Foreign Entity Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		¥ 116,990		¥ 113,056		¥ 115,864
Domestic Pension Plans Of Foreign Entity Defined Benefit | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Domestic Pension Plans Of Foreign Entity Defined Benefit | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		41,929		35,480
Domestic Pension Plans Of Foreign Entity Defined Benefit | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Domestic Pension Plans Of Foreign Entity Defined Benefit | Equity securities | Pooled Equity Securities Funds | Japan
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		16,902	[1]	15,663	[2]
Domestic Pension Plans Of Foreign Entity Defined Benefit | Equity securities | Pooled Equity Securities Funds | Overseas
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[3]	18,508		17,829
Domestic Pension Plans Of Foreign Entity Defined Benefit | Equity securities | Pooled Equity Securities Funds | Level 1 | Japan
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0	[1]	0	[2]
Domestic Pension Plans Of Foreign Entity Defined Benefit | Equity securities | Pooled Equity Securities Funds | Level 1 | Overseas
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[3]	0		0
Domestic Pension Plans Of Foreign Entity Defined Benefit | Equity securities | Pooled Equity Securities Funds | Level 2 | Japan
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0	[1]	0	[2]
Domestic Pension Plans Of Foreign Entity Defined Benefit | Equity securities | Pooled Equity Securities Funds | Level 2 | Overseas
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[3]	0		0
Domestic Pension Plans Of Foreign Entity Defined Benefit | Equity securities | Pooled Equity Securities Funds | Level 3 | Japan
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0	[1]	0	[2]
Domestic Pension Plans Of Foreign Entity Defined Benefit | Equity securities | Pooled Equity Securities Funds | Level 3 | Overseas
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[3]	0		0
Domestic Pension Plans Of Foreign Entity Defined Benefit | Debt Securities | Pooled Debt Securities Funds | Japan
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		18,524	[4]	22,324	[5]
Domestic Pension Plans Of Foreign Entity Defined Benefit | Debt Securities | Pooled Debt Securities Funds | Overseas
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[6]	21,127		21,760
Domestic Pension Plans Of Foreign Entity Defined Benefit | Debt Securities | Pooled Debt Securities Funds | Level 1 | Japan
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0	[4]	0	[5]
Domestic Pension Plans Of Foreign Entity Defined Benefit | Debt Securities | Pooled Debt Securities Funds | Level 1 | Overseas
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[6]	0		0
Domestic Pension Plans Of Foreign Entity Defined Benefit | Debt Securities | Pooled Debt Securities Funds | Level 2 | Japan
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0	[4]	0	[5]
Domestic Pension Plans Of Foreign Entity Defined Benefit | Debt Securities | Pooled Debt Securities Funds | Level 2 | Overseas
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[6]	0		0
Domestic Pension Plans Of Foreign Entity Defined Benefit | Debt Securities | Pooled Debt Securities Funds | Level 3 | Japan
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0	[4]	0	[5]
Domestic Pension Plans Of Foreign Entity Defined Benefit | Debt Securities | Pooled Debt Securities Funds | Level 3 | Overseas
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[6]	0		0
Domestic Pension Plans Of Foreign Entity Defined Benefit | Other Plan Asset | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[7]	26,731		26,300
Domestic Pension Plans Of Foreign Entity Defined Benefit | Other Plan Asset | Life Insurance Company General Accounts | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[7]	0		0
Domestic Pension Plans Of Foreign Entity Defined Benefit | Other Plan Asset | Life Insurance Company General Accounts | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[7]	26,731		26,300
Domestic Pension Plans Of Foreign Entity Defined Benefit | Other Plan Asset | Life Insurance Company General Accounts | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[7]	0		0
Domestic Pension Plans Of Foreign Entity Defined Benefit | Other Plan Asset | Other Investment
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[8]	15,198		9,180
Domestic Pension Plans Of Foreign Entity Defined Benefit | Other Plan Asset | Other Investment | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[8]	0		0
Domestic Pension Plans Of Foreign Entity Defined Benefit | Other Plan Asset | Other Investment | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[8]	15,198		9,180
Domestic Pension Plans Of Foreign Entity Defined Benefit | Other Plan Asset | Other Investment | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[8]	0		0
Overseas Pension Plans Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		83,394		85,180		¥ 87,009
Overseas Pension Plans Defined Benefit | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		74,874		75,745
Overseas Pension Plans Defined Benefit | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		8,453		9,371
Overseas Pension Plans Defined Benefit | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Overseas Pension Plans Defined Benefit | Equity securities | Pooled Equity Securities Funds | Overseas
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[3]	67		64
Overseas Pension Plans Defined Benefit | Equity securities | Pooled Equity Securities Funds | Level 1 | Overseas
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[3]	0		0
Overseas Pension Plans Defined Benefit | Equity securities | Pooled Equity Securities Funds | Level 2 | Overseas
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[3]	0		0
Overseas Pension Plans Defined Benefit | Equity securities | Pooled Equity Securities Funds | Level 3 | Overseas
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[3]	0		0
Overseas Pension Plans Defined Benefit | Equity securities | Shares | Overseas
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		34,905		29,367
Overseas Pension Plans Defined Benefit | Equity securities | Shares | Level 1 | Overseas
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		34,905		29,367
Overseas Pension Plans Defined Benefit | Equity securities | Shares | Level 2 | Overseas
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Overseas Pension Plans Defined Benefit | Equity securities | Shares | Level 3 | Overseas
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Overseas Pension Plans Defined Benefit | Debt Securities | Government Bonds | Overseas
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		39,969		46,280
Overseas Pension Plans Defined Benefit | Debt Securities | Government Bonds | Level 1 | Overseas
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		39,969		46,280
Overseas Pension Plans Defined Benefit | Debt Securities | Government Bonds | Level 2 | Overseas
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Overseas Pension Plans Defined Benefit | Debt Securities | Government Bonds | Level 3 | Overseas
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Overseas Pension Plans Defined Benefit | Debt Securities | Municipal Bonds | Overseas
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		4,650		4,885
Overseas Pension Plans Defined Benefit | Debt Securities | Municipal Bonds | Level 1 | Overseas
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Overseas Pension Plans Defined Benefit | Debt Securities | Municipal Bonds | Level 2 | Overseas
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		4,650		4,885
Overseas Pension Plans Defined Benefit | Debt Securities | Municipal Bonds | Level 3 | Overseas
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Overseas Pension Plans Defined Benefit | Debt Securities | Corporate Bonds | Overseas
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		98
Overseas Pension Plans Defined Benefit | Debt Securities | Corporate Bonds | Level 1 | Overseas
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		98
Overseas Pension Plans Defined Benefit | Debt Securities | Corporate Bonds | Level 2 | Overseas
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Overseas Pension Plans Defined Benefit | Debt Securities | Corporate Bonds | Level 3 | Overseas
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Overseas Pension Plans Defined Benefit | Other Plan Asset | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[7]	2,487		2,520
Overseas Pension Plans Defined Benefit | Other Plan Asset | Life Insurance Company General Accounts | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[7]	0		0
Overseas Pension Plans Defined Benefit | Other Plan Asset | Life Insurance Company General Accounts | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[7]	2,487		2,520
Overseas Pension Plans Defined Benefit | Other Plan Asset | Life Insurance Company General Accounts | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[7]	0		0
Overseas Pension Plans Defined Benefit | Other Plan Asset | Other Investment
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[8]	1,316		1,966
Overseas Pension Plans Defined Benefit | Other Plan Asset | Other Investment | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[8]	0		0
Overseas Pension Plans Defined Benefit | Other Plan Asset | Other Investment | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[8]	1,316		1,966
Overseas Pension Plans Defined Benefit | Other Plan Asset | Other Investment | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[8]	¥ 0		¥ 0

[1]	These funds invest in listed shares including shares of ORIX Corporation in the amounts of ¥44 million at March 31, 2017.
[2]	These funds invest in listed shares including shares of ORIX Corporation in the amounts of ¥42 million at March 31, 2016.
[3]	These funds invest in listed shares.
[4]	These funds invest approximately 60% in Japanese government bonds, approximately 10% in Japanese municipal bonds, and approximately 30% in Japanese corporate bonds. These funds include corporate bonds of ORIX Corporation in the amounts of ¥4,873 million at March 31, 2017.
[5]	These funds invest approximately 70% in Japanese government bonds, approximately 10% in Japanese municipal bonds, and approximately 20% in Japanese corporate bonds. These funds include corporate bonds of ORIX Corporation in the amounts of ¥948 million at March 31, 2016.
[6]	These funds invest entirely in foreign government bonds.
[7]	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
[8]	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.